Average Annual Total Returns - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2023
Fidelity Advisor Investment Grade Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.10%)
Past 5 years	(0.48%)
Past 10 years	0.72%
Fidelity Advisor Investment Grade Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.85%)
Past 5 years	(1.51%)
Past 10 years	(0.26%)
Fidelity Advisor Investment Grade Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.11%)
Past 5 years	(0.75%)
Past 10 years	0.14%
Fidelity Advisor Investment Grade Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.14%)
Past 5 years	(0.46%)
Past 10 years	0.52%
Fidelity Advisor Investment Grade Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(17.19%)
Past 5 years	(0.51%)
Past 10 years	0.71%
Fidelity Advisor Investment Grade Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.51%)
Past 5 years	0.57%
Past 10 years	1.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.39%)
Since Inception	1.15%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%

[1]	AFrom October 2, 2018.